Leases - Summary of Right-of-Use Assets Related to Lease Shown in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	$ 2,042
Right-of-use Asset	1,425	$ 2,042
IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	2,042	2,658
Depreciation charge	(617)	(616)
Right-of-use Asset	1,425	2,042
Total cost [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	2,658
Right-of-use Asset	2,658	2,658
Accumulated depreciation and amortization [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	(616)
Right-of-use Asset	$ (1,233)	$ (616)